UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, 4th Floor
Boston, Massachusetts 02111

(Address of principal executive offices)

Jack Huntington, Vice President and Senior Counsel
State Street Bank and Trust Company
100 Huntington Ave, Tower II, Floor 3
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 662- 8535

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1. Proxy Voting Record

State Street Navigator Securities Lending Prime Portfolio

State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”) did not hold any securities with respect to which the Prime Portfolio was entitled to vote during the reporting period.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio (the “TIAA-CREF Portfolio”) did not hold any securities with respect to which the TIAA-CREF Portfolio was entitled to vote during the reporting period.

State Street Navigator Securities Lending MET Portfolio

State Street Navigator Securities Lending MET Portfolio (the “MET Portfolio”) did not hold any securities with respect to which the MET Portfolio was entitled to vote during the reporting period.

The following Portfolios have not commenced operations:
State Street Navigator Securities Lending Government Portfolio
State Street Navigator Securities Lending Short-Term Bond Portfolio

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President
August 14, 2015